Non-controlling Interests - Summary of Losses Allocated to NCI in Consolidated Statements of Operations, Per Subsidiary (Details) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests		$ (832)	$ (1,044)	$ (42,530)
Prometic Bioproduction Inc.
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests	$ 927			(927)
Pathogen Removal and Diagnostic Technologies Inc.
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests		$ (832)	(713)	(641)
NantPro Biosciences, LLC
Disclosure Of Information About Consolidated Structured Entities [Line Items]
Total non-controlling interests			$ (331)	$ (40,962)